Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Document and Entity Information [Abstract]
Document period end date		Dec. 31, 2013
Amendment flag		false
Entity registrant name		FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity current reporting status		Yes
Entity voluntary filers		Yes
Entity central index key		0001333141
Document type		20-F
Current fiscal year end date		--12-31
Entity filer category		Large Accelerated Filer
Entity well known seasoned issuer		Yes
Entity common stock shares outstanding		300,164,922
Entity public float		$ 14,275,786,095
Document Fiscal Year Focus		2013
Document Fiscal Period Focus	FY